ACCOUNTS RECEIVABLE AND OTHER	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS RECEIVABLE AND OTHER	ACCOUNTS RECEIVABLE AND OTHER
The components of accounts receivable and other are as follows:

(US$ Millions)	Dec. 31, 2023	Dec. 31, 2022
Derivative assets	$299	$124
Accounts receivable - net of expected credit loss of $63 million (December 31, 2022 - $63 million)	1,355	787
Restricted cash and deposits	326	342
Prepaid expenses	270	405
Inventory	131	176
Other current assets(1)	1,102	342
Total accounts receivable and other	$3,483	$2,176
(1)The partnership acquired a loan portfolio with a carrying value of $623 million as of December 31, 2023, which was secured by a portfolio of 75-multifamily assets in San Francisco in foreclosure.